Consolidated Statements of Convertible Preferred Stock and Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock	Convertible Preferred Stock Series D Preferred Stock	Convertible Preferred Stock Series E Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balances at Dec. 31, 2008	$ (39,308)	$ 78,187			$ 1	$ 1,194	$ 118	$ (40,621)
Beginning balances (in shares) at Dec. 31, 2008		10,225,057			1,259,762
Issuance of convertible preferred stock, net of issuance costs (in shares)			431,973
Issuance of convertible preferred stock, net of issuance costs			4,991
Issuance of common stock upon exercise of options and vesting of stock awards (in shares)					250,079
Issuance of common stock upon exercise of options and vesting of stock awards	95					95
Employee stock-based compensation expense	345					345
Comprehensive loss	(26,913)						(108)	(26,805)
Ending balance at Dec. 31, 2009	(65,781)	83,178			1	1,634	10	(67,426)
Ending balance (in shares) at Dec. 31, 2009		10,657,030			1,509,841
Issuance of common stock upon exercise of options and vesting of stock awards (in shares)					346,924
Issuance of common stock upon exercise of options and vesting of stock awards	192				1	191
Employee stock-based compensation expense	299					299
Comprehensive loss	(5,113)						(13)	(5,100)
Ending balance at Dec. 31, 2010	(70,403)	83,178			2	2,124	(3)	(72,526)
Ending balance (in shares) at Dec. 31, 2010		10,657,030			1,856,765
Issuance of common stock upon exercise of options and vesting of stock awards (in shares)					129,666
Issuance of common stock upon exercise of options and vesting of stock awards	67					67
Employee stock-based compensation expense	221					221
Comprehensive loss	(2,230)						2	(2,232)
Ending balance at Dec. 31, 2011	(72,345)	83,178			2	2,412	(1)	(74,758)
Ending balance (in shares) at Dec. 31, 2011		10,657,030			1,986,431
Issuance of convertible preferred stock, net of issuance costs (in shares)				1,672,300
Issuance of convertible preferred stock, net of issuance costs				18,845
Issuance of common stock upon exercise of options and vesting of stock awards (in shares)					180,610
Issuance of common stock upon exercise of options and vesting of stock awards	55					55
Employee stock-based compensation expense	616					616
Comprehensive loss	(11,800)						12	(11,812)
Ending balance at Sep. 30, 2012	$ (83,474)	$ 102,023			$ 2	$ 3,083	$ 11	$ (86,570)
Ending balance (in shares) at Sep. 30, 2012		12,329,330			2,167,041